Restructuring and Other Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended						1 Months Ended	3 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Facility Closing [Member]	Dec. 31, 2013 Facility Closing [Member]	Dec. 31, 2012 Facility Closing [Member] Employees	Dec. 31, 2011 Facility Closing [Member]	Dec. 31, 2012 Facility Closing [Member] Employee Costs [Member]	Dec. 31, 2013 Facility Closing [Member] Employee Costs [Member]	Dec. 31, 2012 Facility Closing [Member] Employee Costs [Member]	Dec. 31, 2011 Facility Closing [Member] Employee Costs [Member]	Dec. 31, 2013 Facility Closing [Member] Employee Costs [Member] Scenario, Forecast [Member] First half of 2014	Dec. 31, 2013 Facility Closing [Member] Tenancy-related Costs [Member]	Dec. 31, 2013 Facility Closing [Member] Tenancy-related Costs [Member] Scenario, Forecast [Member] Through 2019	Oct. 31, 2011 October 2011 Reorganization Plan [Member] Employees	Dec. 31, 2011 October 2011 Reorganization Plan [Member]	Dec. 31, 2012 October 2011 Reorganization Plan [Member]	Dec. 31, 2011 October 2011 Reorganization Plan [Member] Employee Costs [Member]	Dec. 31, 2012 October 2011 Reorganization Plan [Member] Employee Costs [Member]	Dec. 31, 2012 October 2011 Reorganization Plan [Member] Tenancy-related Costs [Member]	Dec. 31, 2011 October 2011 Reorganization Plan [Member] Pension And Other Postretirement Cost [Member]	Dec. 31, 2011 Two Thousand Seven Plan [Member] Tenancy-related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 2.1	$ 1.5	$ 11.1		$ 12.5	$ 2.1	$ 1.3	$ 1.3			$ 1.3						$ 9.8		$ 8.4		$ 0.2	$ 1.4
Reduction to reserve	(0.2)	(0.4)								(0.2)										(0.4)
Restructuring cost cash payment	1.2	4.6	5.5						0.3	0.7	0.1	1.3		0.5					4.0	4.0	0.2		0.2
Restructuring cost expected to be paid													0.1		1.6
Number of employees impacted							42									292
Restructuring reserve	$ 1.7	$ 1.0	$ 4.5	$ 0.3														$ 0